Equity - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of equity [Line Items]
Cash dividend paid	€ 3	€ 1,741
Unrealised revaluations and exchange rate differences, net	(650)		€ 102
Reserve of cash flow hedges [Member]
Disclosure of equity [Line Items]
Changes in unrealised revaluations	501		604
Equity investments [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings			(472)
Changes in unrealised revaluations			137
Equity investments [Member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings	2
Changes in unrealised revaluations	(312)
Equity investments [Member] | Reserve of cash flow hedges [Member]
Disclosure of equity [Line Items]
Changes in unrealised revaluations	501		604
Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings			(472)
Bank of Beijing [Member] | Equity investments [Member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves	€ (297)
Bank of Beijing [Member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves			35
Kotak Mahindra Bank [Member] | Equity investments [Member]
Disclosure of equity [Line Items]
Realised gains/losses transferred to the statement of profit or loss			(119)
Kotak Mahindra Bank [Member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings			(320)
EquensWorldLine [Member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Increase (decrease) in revaluation reserves			101
Transfer of revaluation reserve to retained earnings			(149)
TMB Bank Public Company Ltd [Member] | Equity investments [Member]
Disclosure of equity [Line Items]
Realised gains/losses transferred to the statement of profit or loss			€ (18)
Retained earnings [Member]
Disclosure of equity [Line Items]
Cash dividend paid		€ 1,714